Leases (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Components of Net Investment in Sales-Type and Direct Financing Leases
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2019	2018
Lease receivables	$12,324	$12,207
Unguaranteed residual values accruing to the lessor’s benefit	1,834	1,877

Total net investment in sales-type and direct financing leases	$14,158	$14,084

Contractual Future Lease Payments to be Received
The contractual future lease payments to be received by the Company, at December 31, 2019, were as follows:

(Dollars in Millions)	Sales-type and direct financing leases	Operating leases
2020	$4,755	$176
2021	3,729	142
2022	2,766	103
2023	1,248	69
2024	382	50
Thereafter	483	52

Total lease payments	13,363	$592
Amounts representing interest	(1,039)

Lease receivables	$12,324

Summary of Amounts Relevant to Company's Assets Leased for Use in its Operations

The following table presents amounts relevant to the Company’s assets leased for use in its operations for the year ended December 31, 2019
:

(Dollars in Millions)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$302
Operating cash flows from finance leases	7
Financing cash flows from finance leases	10
Right of use assets obtained in exchange for new operating lease liabilities	134
Right of use assets obtained in exchange for new finance lease liabilities	10

Summary of Weighted-Average Remaining Lease Terms and Discount Rates
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31, 2019:

Weighted-average remaining lease term of operating leases (in years)	7.4
Weighted-average remaining lease term of finance leases (in years)	10.7
Weighted-average discount rate of operating leases	3.2%
Weighted-average discount rate of finance leases	14.3%

Schedule of Contractual Future Lease Obligations
The contractual future lease obligations of the Company at December 31, 2019, were as follows:

(Dollars in Millions)	Operating leases	Finance leases
2020	$296	$17
2021	267	15
2022	226	13
2023	180	12
2024	132	10
Thereafter	391	38

Total lease payments	1,492	105
Amounts representing interest	(150)	(31)

Lease liabilities	$1,342	$74